SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - ordinary shares reflected in the condensed consolidated balance sheets (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds	$ 276,000,000
Proceeds allocated to Public Warrants	(11,454,000)
Class A common stock issuance costs	(15,179,927)
Plus: Remeasurement of carrying value to redemption value	26,667,374	$ (33,447)
Common stock subject to possible redemption	$ 276,033,447	$ 276,000,000